Document and Entity Information	Nov. 30, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K is filed by Spire Global, Inc., a Delaware corporation (the “Company” or “Spire”), to provide the financial statements required by Item 9.01(a)(1) and the pro forma financial information required by Item 9.01(b)(1) of Form 8-K related to the completion of the acquisition of exactEarth Ltd., a Canadian corporation (“exactEarth”) previously reported in the Current Report on Form 8-K (File No. 001-39493) filed with the Securities and Exchange Commission on November 30, 2021. The pro forma financial information gives effect to certain pro forma events related to the acquisition and has been presented for informational purposes only. It does not purport to project the future financial position or operating results of the Company following the acquisition.
Entity Central Index Key	0001816017
Document Type	8-K/A
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39493
Entity Tax Identification Number	85-1276957
Entity Address, Address Line One	8000 Towers Crescent Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	202
Local Phone Number	301-5127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SPIR.WS
Security Exchange Name	NYSE